Consolidated Statements of Comprehensive Income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net income before allocation to noncontrolling interests	[1],[2],[3],[4]	$ 6,986	$ 9,168	$ 22,072
Foreign currency translation adjustments, net	[1]	(3,110)	(1,992)	(535)
Reclassification adjustments	[1],[5]	0	(62)	144
Other comprehensive income (loss), foreign currency transaction and translation adjustment, before tax, total	[1]	(3,110)	(2,054)	(391)
Unrealized holding gains on derivative financial instruments, net	[1]	204	24	488
Reclassification adjustments for realized (gains)/losses	[1],[6]	(368)	477	(94)
Other comprehensive income (loss), derivatives qualifying as hedges, before tax, total	[1]	(165)	501	394
Unrealized holding gains/(losses) on available-for-sale securities, net	[1]	(846)	(640)	151
Reclassification adjustments for realized (gains)/losses	[1],[6]	796	222	(237)
Other comprehensive income (loss), available-for-sale securities adjustment, before tax, total	[1]	(50)	(418)	(86)
Benefit plans: actuarial gains/(losses), net	[1]	(37)	(4,173)	3,714
Reclassification adjustments related to amortization	[1],[7]	550	195	581
Reclassification adjustments related to settlements, net	[1],[7]	671	101	175
Other	[1]	199	188	48
Defined benefit Plan, amounts recognized in other comprehensive income (loss), net gain (loss), before tax, total	[1]	1,383	(3,690)	4,518
Benefit plans: prior service credits and other, net	[1]	432	746	151
Reclassification adjustments related to amortization	[1],[7]	(160)	(73)	(58)
Reclassification adjustments related to curtailments, net	[1],[7]	(32)	8	1
Other	[1]	(3)	(9)	(8)
Defined benefit plan, amounts recognized in other comprehensive income (loss), net prior service cost, before tax	[1]	237	672	86
Other comprehensive income/(loss), before tax	[1]	(1,705)	(4,988)	4,521
Tax provision/(benefit) on other comprehensive income/(loss)	[1],[8]	528	(946)	1,928
Other comprehensive income/(loss) before allocation to noncontrolling interests	[1],[4]	(2,232)	(4,042)	2,593
Comprehensive income before allocation to noncontrolling interests	[1]	4,754	5,126	24,665
Less: Comprehensive income/(loss) attributable to noncontrolling interests	[1]	(1)	36	7
Comprehensive income attributable to Pfizer Inc.	[1]	$ 4,755	$ 5,090	$ 24,658

[1]	Amounts may not add due to rounding.
[2]	Amounts may not add due to rounding.
[3]	Amounts may not add due to rounding.
[4]	Amounts may not add due to rounding.
[5]	Reclassified into Gain on disposal of discontinued operations—net of tax in the consolidated statements of income.
[6]	Reclassified into Other (income)/deductions—net in the consolidated statements of income.
[7]	Generally reclassified, as part of net periodic pension cost, into Cost of sales, Selling, informational and administrative expenses, and/or Research and development expenses, as appropriate, in the consolidated statements of income. For additional information, see Note 11. Pension and Postretirement Benefit Plans and Defined Contribution Plans.
[8]	See Note 5E. Tax Matters: Tax Provision/(Benefit) on Other Comprehensive Income/(Loss).